Fair value of financial instruments - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
DWave System [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Transfers, Net	$ 0